Annual Total Returns[BarChart] - Invesco SP 500 Equal Weight Financials ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.59%)	25.27%	37.73%	14.65%	(1.19%)	22.95%	21.35%	(15.62%)	31.60%	5.45%